Segment Information (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Summary Of Revenue By Segment
The following table summarizes the Company’s revenues by segment:

	Three months ended September 30, 2021	(Restated- Note 4) Three months ended September 30, 2020	Nine months ended September 30, 2021	(Restated- Note 4) Nine months ended September 30, 2020

Radiology	$95,021	$63,213	$228,480	$178,747
Oncology	13,156	-	13,156	-

Total	$108,177	$63,213	$241,636	$178,747

Summary Of Company's Adjusted EBITDA
The Company is unable to present comparable Adjusted EBITDA by segment for the three and nine months ended September 30, 2020, as it is impracticable to do so. The following table summarizes the Company’s Adjusted EBITDA for the three and nine months ended September 30, 2021:

	Three months ended September 30, 2021	Nine months ended September 30, 2021

Adjusted EBITDA:
Radiology	16,572	42,495
Oncology	4,899	4,899
Corporate	(3,503)	(8,013)

Total	17,968	39,381

Summary of Net Income (Loss) to Total Adjusted EBITDA
A reconciliation of the net income (loss) to total Adju
s
ted EBITDA is shown below:

	Three months ended September 30, 2021	(Restated- Note 4) Three months ended September 30, 2020	Nine months ended September 30, 2021	(Restated- Note 4) Nine months ended September 30, 2020

Net income (loss)	$1,180	$(6,376)	$(8,182)	$(16,175)
Interest expense	16,932	8,961	34,221	24,437
Income tax expense (benefit)	(22,070)	(473)	(21,999)	498
Depreciation and amortization	11,286	4,359	20,359	13,001

EBITDA	7,328	6,471	24,399	21,761
Adjustments:
Stock-based compensation	785	568	1,997	1,726
Acquisition-related costs	8,784	174	14,412	474
Settlement and related costs (recoveries)	(52)	1,611	(394)	2,491
Financial instruments revaluation and related losses (gains)	(50)	2,895	(3,410)	(1,178)
Severance, restructuring and other charges	532	-	532	-
Other losses (gains)	20	63	320	283
Deferred rent expense	621	409	1,525	3,002

Adjusted EBITDA	$17,968	$12,191	$39,381	$28,559